Tangible Asset (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Tangible assets
Acquisitions through business combinations, property, plant and equipment	€ 4,926	€ 3,854
Disposals, property, plant and equipment	2,441	1,990
Gains (losses) on disposals of property, plant and equipment	18	25
Impairment loss on tangible assets	€ 33	€ 28